CONVERTIBLE DEBENTURES (Tables)	2 Months Ended
Dec. 31, 2023
Convertible Debentures
Schedule of Convertible Debentures

	$	$	$
Movement in convertible debt	Note 11.1	Note 11.2	Total
Balance - October 31, 2022	-	-	-
Additions to debt	2,000,000	6,000,000	8,000,000
Derivative liability recognition	(783,856)	(3,982,944)	(4,766,800)
Debt settlement through conversion of shares (Note 11.1.1)	(1,174,639)	-	(1,174,639)
Interest accretion	343,556	271,651	615,207
Debt payments	(137,745)	(123,261)	(261,006)
Balance - October 31, 2023	247,316	2,165,446	2,412,762
Interest accretion	11,672	162,468	174,140
Debt payments	(7,875)	(119,103)	(126,978)
Balance - December 31, 2023	251,113	$2,208,811	$2,459,924
Current portion	-	-	-
Non-current portion	251,113	2,208,811	2,459,924

Schedule of derivative liability assumption

Expected dividend yield	Nil
Risk-free interest rate	3.91%
Expected life	1.92 years
Expected volatility	94%

Schedule Of Fair Value Derivative Liability

Expected dividend yield	Nil
Risk-free interest rate	3.25%
Expected life	3.53 years
Expected volatility	98%

Schedule Of Black Scholes Option

Expected dividend yield	Nil
Risk-free interest rate	3.25%
Expected life	3.63 years
Expected volatility	99%